                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         /  /      (a)
             or fiscal year ending:       12/31/01    (b)

Is this a transition report?   (Y/N):                                        N
                                                                      ----------
                                                                            Y/N

Is this an amendment to a previous filing?   (Y/N):                          N
                                                                      ----------
                                                                            Y/N

Those items or sub-items with a box "[x]Z[x]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Separate Account N of The Manufacturers Life Insurance Company (U.S.A.) (formerly, Separate Account Four of The Manufacturers Life Insurance Company of America)

     B.  File Number:               811-5130

     C.  Telephone Number:          (617) 854-4300

2.   A.  Street:                    73 Tremont Street

     B.  City:  Boston              C.  State:  Massachusetts

     D.  Zip Code:  02108  Zip Ext. 3915

     E.  Foreign Country:                          Foreign Postal Code:


3.   Is this the first filing on this form by Registrant?
     (Y/N)--------------------------------------------------                 N
                                                                      ----------
                                                                            Y/N

4.   Is this the last filing on this form by Registrant?
     (Y/N)--------------------------------------------------                 N
                                                                      ----------
                                                                            Y/N

5.   Is Registrant a small business investment company
     (SBIC)?  (Y/N)-----------------------------------------                 N
     [If answer is "Y" (Yes), complete only items 89 through          ----------
     110.]                                                                  Y/N

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)----                 Y
     [If answer is "Y" (Yes), complete only items 111                 ----------
     through 132.]                                                          Y/N

7.   A.  Is Registrant a series or multiple portfolio
         company? (Y/N)-------------------------------------
         [If answer is "N" (No), go to item 8.]                       ----------
                                                                            Y/N

     B.  How many separate series or portfolios did
         Registrant have at the end of the period?----------
                                                                      ----------

     For period ending              12/31/01
     File number 811-               5130

116. Family of investment companies information:

     A.  [x]Z[x]   Is Registrant part of a family of
                   investment companies? (Y/N) -------------
                                                                      ----------
                                                                            Y/N

     B.  [x]Z[x]   Identify the family in 10 letters:        _ _ _ _ _ _ _ _ _ _

              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [x]Z[x]   Is Registrant a separate account of an
                   insurance company?  (Y/N) ---------------
                                                                      ----------
                                                                            Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.  [x]Z[x]  Variable annuity contracts?  (Y/N) -------
                                                                      ----------
                                                                            Y/N

     C.  [x]Z[x]  Schedule premium variable life contracts?
                  (Y/N) ------------------------------------
                                                                      ----------
                                                                            Y/N

     D.  [x]Z[x]  Flexible premium variable life contracts?
                  (Y/N) ------------------------------------
                                                                      ----------
                                                                            Y/N

     E.  [x]Z[x]  Other types of insurance products
                  registered under the Securities Act of
                  1933?  (Y/N) -----------------------------
                                                                      ----------
                                                                            Y/N

118. [x]Z[x]  State the number of series existing at the end of the period that had securities registered
              under the Securities Act of 1933 -------------                 2
                                                                      ----------

119. [x]Z[x]  State the number of new series for which
              registration statements under the Securities
              Act of 1933 became effective during the
              period ---------------------------------------                 0
                                                                      ----------

120. [x]Z[x]  State the total value of the portfolio
              securities on the date of deposit for the new
              series included in item 119
              ($000's omitted) -----------------------------
                                                                      ----------

121. [x]Z[x]  State the number of series for which a current prospectus was in existence at the end of the
              period ---------------------------------------                 1
                                                                      ----------

122. [x]Z[x]  State the number of existing series for which
              additional units were registered under the
              Securities Act of 1933 during the current
              period ---------------------------------------
                                                                      ----------

     For period ending              12/31/01
     File number 811-               5130

123. [x]Z[x]  State the total value of the additional units
              considered in answering item 122
              ($000's omitted) -----------------------------        $
                                                                      ----------
124. [x]Z[x]  State the total value of units of prior series that were placed in the portfolios of
              subsequent series during the current period
              (the value of these units is to be measured on
              the date they were placed in the subsequent
              series) ($000's omitted) ---------------------        $
                                                                      ----------

125. [x]Z[x]  State the total dollar amount of sales loads
              collected (before reallowances to other
              brokers or dealers) by Registrant's principal
              underwriter and any underwriter which is an
              affiliated person of the principal underwriter
              during the current period solely from the sale
              of units of all series of Registrant
              ($000's omitted) -----------------------------        $ 1,586
                                                                      ----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary
        market operations in Registrant's units (include the
        sales loads, if any, collected on units of a prior
        series placed in the portfolio of a subsequent
        series). ($000's omitted) --------------------------        $ 0
                                                                      ----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                Number of        Total Assets          Total Income
                                                                 Series            ($000's            Distributions
                                                                Investing          omitted)          ($000's omitted)
                                                                ---------        ------------        ----------------
A  U.S. Treasury direct issue-------------------------------                      $                   $
                                                                ---------        ------------        ----------------
B  U.S. Government agency-----------------------------------                      $                   $
                                                                ---------        ------------        ----------------
C  State and municipal tax-free-----------------------------                      $                   $
                                                                ---------        ------------        ----------------
D  Public utility debt--------------------------------------                      $                   $
                                                                ---------        ------------        ----------------
E  Broker or dealers debt or debt of brokers' or dealers'                         $                   $
   parent---------------------------------------------------
                                                                ---------        ------------        ----------------
F  All other corporate intermed. & long-term debt-----------                      $                   $
                                                                ---------        ------------        ----------------
G  All other corporate short-term debt----------------------                      $                   $
                                                                ---------        ------------        ----------------
H  Equity securities or brokers or dealers or parents of                          $                   $
   brokers or dealers---------------------------------------
                                                                ---------        ------------        ----------------
I  Investment company equity securities---------------------                      $                   $
                                                                ---------        ------------        ----------------
J  All other equity securities------------------------------       2              $530,741            $27,591
                                                                ---------        ------------        ----------------
K  Other securities-----------------------------------------                      $                   $
                                                                ---------        ------------        ----------------
L  Total assets of all series of Registrant                                       $530,741
                                                                                 ------------

     For period ending              12/31/01
     File number 811-               5130

128. [x]Z[x]  Is the timely payment of principal and
              interest on any of the portfolio securities
              held by any of Registrant's series at the end
              of the current period insured or guaranteed by
              an entity other than the insurer?  (Y/N) ------
                                                                      ----------
                                                                            Y/N
              [If answer is "N" (No), go to item 131.]

129. [x]Z[x]  Is the issuer of any instrument covered in
              item 128 delinquent or in default as to
              payment of principal or interest at the end of
              the current period?  (Y/N) -------------------
                                                                      ----------
                                                                            Y/N
              [If answer is "N" (No), go to item 131.]

130. [x]Z[x]  In computations of NAV or offering price per
              unit, is any part of the value attributed to
              instruments identified in item 129 derived
              from insurance or guarantees?  (Y/N) ---------
                                                                      ----------
                                                                            Y/N

131. Total expenses incurred by all series of Registrants
        during the current reporting period
        ($000's omitted) -----------------------------------          $3,163
                                                                      ----------

132. [x]Z[x]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

            811-  5130         811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------
            811-               811-               811-               811-                811-
                  ----------         ----------         ----------         -----------         ----------

     For period ending              12/31/01
     File number 811-               5130



              This report is signed on behalf of the registrant in the City of Toronto, Canada on the 28th day of February, 2002.

              THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)



              /s/ DENIS TURNER
              -------------------
              By:
              Denis Turner
              Vice President and Treasurer



              /s/ JAMES D. GALLAGHER
              ----------------------
              Witness:
              James D. Gallagher
              Vice President, Secretary
              and General Counsel